UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

•	PIMCO 1-3 Year U.S. Treasury Index Fund

Annual Report  June 30, 2009

PIMCO ETF Trust	PIMCO 1-3 Year U.S. Treasury Index Fund

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO ETF Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-400-4ETF (1-888-400-4383), on the Fund’s website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO ETF Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-888-400-4ETF (1-888-400-4383) and on the Fund’s website at www.pimcoetfs.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO ETF Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimcoetfs.com, 1-888-400-4ETF (1-888-400-4383).

Chairman’s Letter

Dear Shareholder:

We are pleased to provide you with the first Annual Report for the PIMCO 1-3 Year U.S. Treasury Index Fund, PIMCO’s inaugural exchange-traded fund (“ETF”) launched on June 1, 2009. On the following pages of this Annual Report, you’ll find specific details on total return investment performance and a discussion of the factors that affected performance in the reporting period.

PIMCO now offers ETF investors the opportunity to tap into our four decades of investment market experience properly managing risks and delivering returns. ETFs are important tools that may help investors navigate the journey through today’s rapidly changing global markets to the investment destinations of tomorrow.

PIMCO ETF offerings are designed to provide well-engineered solutions to a broad range of investors’ needs. You can expect PIMCO’s continued commitment to excellence in managing risk and delivering returns from our ETF products.

If you have any questions regarding your PIMCO ETF Trust investment, please contact your advisor, or call one of our shareholder associates at 1-888-400-4ETF (1-888-400-4383). We also invite you to visit our ETF website at www.pimcoetfs.com to learn more about PIMCO ETFs.

Thank you for the trust you have placed in PIMCO. We are privileged to serve you through our ETF offerings.

Sincerely,

Brent R. Harris

President and Chairman of the Board, PIMCO ETF Trust

August 11, 2009

Annual Report	June 30, 2009	1

Important Information About the Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO ETF Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The PIMCO 1-3 Year U.S. Treasury Index Fund (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The Merrill Lynch 1-3 Year US Treasury IndexSM (the “Index”). The Fund employs a representative sampling strategy in seeking to achieve its investment objective and as a result may not hold all of the securities that are included in the Index. Shares of the Fund will be listed and traded at market prices on NYSE Arca, Inc. and other secondary markets. The market price for the Fund’s shares may be different from the Fund’s net asset value (“NAV”). The Fund issues and redeems shares at their NAV only in blocks of 100,000 shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Fund at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to the Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund invests in a particular segment of the securities markets and seeks to track the performance of the Index, which is not representative of the broader securities markets. While we believe that bond funds have an important role to play in a well-diversified investment portfolio, an investment in the Fund alone should not constitute an entire investment program. It is important to note that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Fund may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: market trading risk, interest rate risk, credit risk, market risk, liquidity risk, derivatives risk, leveraging risk, management and tracking error risk and indexing risk. A complete description of these and other risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. The Fund could lose more than the principal amount invested in these derivative instruments. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On the Fund Summary page in this Annual Report, the Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart measures the Fund’s performance against the performance of the Index. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

On each business day, as described below, PIMCO will make available a list of specified securities and/or cash used in the calculation of the estimated iNAV of the Fund (the “iNAV Basket”). A “Business Day” with respect to the Fund is each day NYSE Arca and the bond markets, as determined by Securities Industry and Financial Markets Association (“SIFMA”), are open. On each Business Day, before commencement of trading in shares on a national securities exchange, PIMCO will disclose a list of securities to be included in the iNAV Basket for the Fund. PIMCO may make available, at www.pimcoetfs.com, the Fund’s complete schedule of portfolio holdings and the percentages they represent of the Fund’s net assets. To provide greater transparency, the Fund may disclose its portfolio holdings on each Business Day through financial reporting and news services, including publicly accessible Internet websites.

2	PIMCO ETF Trust

The following disclosure provides important information regarding the Fund’s Expense Example (“Example” or “Expense Example”), which appears in this Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from June 1, 2009 (the date the Fund commenced operations) to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would have been higher. The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Frequency of Discounts and Premiums: Market Price vs. NAV as of June 30, 2009

The following chart is provided to show the frequency at which the daily market price on the NYSE Arca, Inc. (the “Exchange”), the primary listing exchange for shares of the Fund, was at a discount or premium to the Fund’s NAV. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may at times be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

The discount or premium is the percentage difference between the NAV and the Market Price of the Fund. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of NAV.

Each column in the chart shows the number of trading days in which the Fund traded within the premium/discount range indicated.

PIMCO 1-3 Year U.S. Treasury Index Fund

Frequency Distribution of Discounts and Premiums: Market Price vs. NAV (since inception through June 30, 2009)

	Market Price Above NAV			Market Price Below NAV
	0-99 Basis Points	100-199 Basis Points	>200 Basis Points	0-99 Basis Points	100-199 Basis Points	>200 Basis Points
Number of trading days	18	0	0	3	0	0

Annual Report	June 30, 2009	3

PIMCO 1-3 Year U.S. Treasury Index Fund

Ticker Symbol:	TUZ

Allocation Breakdown‡
U.S. Treasury Obligations	99.6%
Short-Term Instruments	0.4%
‡	% of Total Investments as of 06/30/09

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2009
Fund Inception (06/01/09)
PIMCO 1-3 Year U.S. Treasury Index Fund Based on Net Asset Value	-0.06%
PIMCO 1-3 Year U.S. Treasury Index Fund Based on Market Price(1)	-0.02%
The Merrill Lynch 1-3 Year US Treasury IndexSM(2)(3)	-0.03%

Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index that tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. Government having a maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

(3) “Merrill Lynch” and “The Merrill Lynch 1-3 Year US Treasury IndexSM” are reprinted with permission. ©Copyright 2009 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). All rights reserved. “Merrill Lynch” and “The Merrill Lynch 1-3 Year US Treasury IndexSM” are service marks of Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by Merrill Lynch and/or Merrill Lynch’s affiliates nor is Merrill Lynch and/or Merrill Lynch’s affiliates an adviser to the Fund. Merrill Lynch and Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, Merrill Lynch is licensing certain trademarks, the Index and trade names which are composed by Merrill Lynch without regard to PIMCO, this product or any investor. Merrill Lynch and Merrill Lynch’s affiliates do not provide investment advice to the Fund and are not responsible for the performance of the Fund.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance††
		(5% return before expenses)
Beginning Account Value (06/01/09)	$1,000.00	$1,000.00
Ending Account Value (06/30/09)	$999.40	$1,024.35
Expenses Paid During Period+	$0.07	$0.45

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.09% multiplied by the average account value over the period, multiplied by 30/365 (to reflect the period since the Fund commenced operations on 06/01/09. The Fund’s hypothetical expense reflect an amount as if the Fund had been operational for the entire fiscal half year. The annualized expense ratio of 0.09% for the Fund reflects net annualized expenses after application of an expense waiver of 0.06%.

†† Hypothetical Performance reflects a beginning account value as of 01/01/09.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 1-3 Year U.S. Treasury Index Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of The Merrill Lynch 1-3 Year US Treasury IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index.

»	The PIMCO 1-3 Year U.S. Treasury Index Fund was launched on June 1, 2009.

»

Yields in the one to three year segment of the U.S. Treasury yield curve experienced significant volatility in June and ended the month higher. Over the performance period, the rise in yields at the short-end of the yield curve resulted in price depreciation of the underlying securities of the Fund and Index.

4	PIMCO ETF Trust

Financial Highlights

Selected per Share Data for the Period Ended:	1-3 Year U.S. Treasury Index Fund

	06/01/2009 - 06/30/2009

Net asset value beginning of period	$50.00
Net investment income (a)	0.03
Net realized/unrealized (loss) on investments	(0.06	)(c)
Total (loss) from investment operations	(0.03)
Dividends from net investment income	(0.03)
Total distributions	(0.03)
Net asset value end of period	$49.94
Total return	(0.06)%
Net assets end of period (000s)	$40,051
Ratio of expenses to average net assets	0.09	%*(b)
Ratio of expenses to average net assets excluding interest expense	0.09	%*(b)
Ratio of net investment income to average net assets	0.76%
Portfolio turnover rate	18%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.88%.
(c)	Results do not accord with activity as a result of the timing of creations/redemptions.

Annual Report	June 30, 2009	5

Statement of Assets and Liabilities	June 30, 2009

(Amounts in thousands, except per share amounts)	1-3 Year U.S. Treasury Index Fund

Assets:
Investments, at value	$40,055
Repurchase agreements, at value	151
Receivable for investments sold	5,976
Interest receivable	129
46,311

Liabilities:
Payable for investments purchased	$6,234
Dividends payable	23
Accrued management fee	3
6,260

Net Assets	$40,051

Net Assets Consist of:
Paid in capital	$40,047
(Overdistributed) net investment income	(1)
Accumulated undistributed net realized (loss)	(10)
Net unrealized appreciation	15
$40,051

Shares Issued and Outstanding	802

Net Asset Value Per Share	$49.94

Cost of Investments Owned	$40,040
Cost of Repurchase Agreements Owned	$151

6	PIMCO ETF Trust	See Accompanying Notes

Statement of Operations

Period Ended June 30, 2009
(Amounts in thousands)	1-3 Year U.S. Treasury Index Fund (1)

Investment Income:
Interest	$25
Total Income	25

Expenses:
Management fees	4
Organization costs	50
Total Expenses	54
Reimbursement by Manager	(51)
Net Expenses	3

Net Investment Income	22

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(10)
Net change in unrealized appreciation on investments	15
Net Gain	5

Net Increase in Net Assets Resulting from Operations	$27

(1)	Period from June 1, 2009 to June 30, 2009.

Annual Report	June 30, 2009	7

Statement of Changes in Net Assets

1-3 Year U.S. Treasury Index Fund

(Amounts in thousands, except share amount)	Period from June 1, 2009 to June 30, 2009

Increase in Net Assets from:

Operations:
Net investment income	$22
Net realized (loss)	(10)
Net change in unrealized appreciation	15
Net increase resulting from operations	27

Net Equalization Credits and Charges	2

Distributions to Shareholders:
From net investment income	(23)

Total Distributions	(23)

Fund Share Transactions:
Receipts for shares sold (802,000 shares)	40,047
Net Income Equalization	(2)
Net increase resulting from Fund share transactions	40,045

Total Increase in Net Assets	40,051

Net Assets:
Beginning of period	0
End of period*	$40,051

*Including (overdistributed) net investment income of:	$(1)

8	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments 1-3 Year U.S. Treasury Index Fund	June 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury Notes
0.875% due 12/31/2010	$1,588	$1,591
0.875% due 01/31/2011	7,109	7,116
0.875% due 04/30/2011	1,688	1,684
1.125% due 12/15/2011	2,612	2,600
1.125% due 01/15/2012	1,607	1,597
1.250% due 11/30/2010	1,587	1,599
1.375% due 02/15/2012	1,582	1,581
1.375% due 03/15/2012	1,293	1,291
1.375% due 05/15/2012	2,171	2,160
1.500% due 10/31/2010	1,550	1,568
1.875% due 06/15/2012	2,374	2,392
2.000% due 09/30/2010	1,532	1,559
2.375% due 08/31/2010	2,376	2,426
2.875% due 06/30/2010	2,979	3,049
4.500% due 09/30/2011	1,472	1,578
4.500% due 11/30/2011	1,372	1,478
4.625% due 10/31/2011	1,376	1,482
4.875% due 05/31/2011	1,478	1,585
5.125% due 06/30/2011	1,593	1,719

Total U.S. Treasury Obligations (Cost $40,040)		40,055

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 07/01/2009	151	151

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/13/2009 valued at $155. Repurchase proceeds are $151.)
Total Short-Term Instruments (Cost $151)		151

Total Investments 100.4% (Cost $40,191)		$40,206

Other Assets and Liabilities (Net) (0.4%)		(155)

Net Assets 100.0%		$40,051

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009

U.S. Treasury Obligations	$0	$40,055	$0	$40,055
Short-Term Instruments	0	151	0	151

	$0	$40,206	$0	$40,206

+	See note 2 in the Notes to Financial Statements for additional information.

Annual Report	June 30, 2009	9

Notes to Financial Statements

1.  ORGANIZATION

PIMCO ETF Trust (the “Trust”) was established as a Delaware business trust on November 14, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the 1-3 Year U.S. Treasury Index Fund (the “Fund”) offered by the Trust. The Fund commenced operations on June 1, 2009.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Similar to shares of an index mutual fund, each share of the Fund represents a partial ownership of a fund which owns an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund will be listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at their NAV only in blocks of 100,000 shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Fund at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to the Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Fund has adopted the following new accounting standards and positions issued by the Financial Accounting Standards Board (“FASB”):

•

FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”)

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for the Fund.

•	FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, (“FAS 165”)

FAS 165 requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE Arca and the bond markets, as determined by Securities Industry and Financial Markets Association (“SIFMA”), are open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment manager, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the

10	PIMCO ETF Trust

June 30, 2009

responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Fund, if any.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. Dividends and distributions cannot be automatically reinvested in additional shares of the Fund.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statement of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Equalization  The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

4.  PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk).

Market trading risk is the risk that an active secondary trading market for Fund shares does not develop or continue, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s NAV.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Management and Tracking Error Risk is the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not correlate to the Index.

Annual Report	June 30, 2009	11

Notes to Financial Statements  (Cont.)

Indexing risk is the risk that the Fund is negatively affected by general declines in the market segments or asset classes represented by the Index.

Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a repurchase agreement, is unable or unwilling to meet its financial obligations.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments.

PIMCO, as the investment manager, minimizes credit risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is also governed by Master Repurchase Agreements (“Master Repo Agreements”) between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral.

The credit risk associated with favorable contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

5.  FEES AND EXPENSES

(a) Management Fee  PIMCO, a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), serves as the investment manager (the “Manager”) to the Trust, pursuant to an investment management agreement. The Fund pays PIMCO fees in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. The Fund will pay monthly management fees to PIMCO at the annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.15%. PIMCO has contractually agreed, until October 31, 2011, to waive a portion of its management fee equal to 0.06% of the average daily net assets of the Fund. Under the Fee Waiver Agreement, PIMCO is entitled to reimbursement by the Fund of any portion of the management fees waived, reduced or reimbursed pursuant to the Fee Waiver Agreement (the “Reimbursement Amount”) during the previous three years, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustees’ fees pursuant to the Expense Limitation Agreement, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO. The Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

(b) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Fund’s Creation Units. AGID does not maintain a secondary market in shares of the Fund. The Fund is permitted to reimburse

AGID at an annual rate of up to 0.25% of the Fund’s average daily net assets. However, no such fee is currently authorized to be paid by the Fund.

(c) Fund Expenses  The Fund does bear other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, securities lending expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $10,000, plus $1,000 for each Board of Trustees meeting attended in person, $250 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $1,000 and each other committee chair receives an additional annual retainer of $500.

(d) Expense Limitation  PIMCO has contractually agreed, until October 31, 2010, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees, if any, exceed 0.0049% of the Fund’s average net assets. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit. As of June 30, 2009, organizational expenses of $49,864 and management fees of $1,652 have been waived and may be recouped by PIMCO in future periods.

6.  RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties as defined by FASB Statement of Financial Accounting Standards No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 5.

7.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

8.   PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions, additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by the Fund are effected in cash,

12	PIMCO ETF Trust

June 30, 2009

frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$46,043	$5,964	$0	$0

9.  CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of a basket of securities included in its Index together with a deposit of a specified cash payment. Authorized Participants may be charged standard creation and redemption transaction fees as set forth below, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below.

Standard Creation/ Redemption Transaction Fee	Maximum Additional Variable Charge for Cash Creations*	Maximum Additional Variable Charge for Cash Redemptions*
$ 500	0.05%	0.05%

*	As a percentage of the cash amount invested.

10.  INVESTMENT TRANSACTIONS

For the period ended June 30, 2009, the Fund had in-kind contributions and in-kind redemptions as follows (amounts in thousands):

Contributions	Redemptions
$ 34,732	$ 0

The in-kind contributions and in-kind redemptions in this table may not accord with the Fund Share Transactions on the Statement of Changes in Net Assets. The table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO)

and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO, a subsidiary of AGI, and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

Annual Report	June 30, 2009	13

Notes to Financial Statements  (Cont.)

12. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of June 30, 2009, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of June 30, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (1)		Accumulated Capital Losses (2)		Post-October Deferral
$ 67	$0	$10		$(68)		$(5)	$0

(1)	Adjusted for open wash sale loss deferrals, non-deductible organization costs, and dividends payable.
(2)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

As of June 30, 2009, the Fund had accumulated capital losses expiring in the following years (amounts in thousands). The Fund will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

Expiration of Accumulated Capital Losses
6/30/2013	6/30/2014	6/30/2015	6/30/2016	6/30/2017
$ 0	$0	$0	$0	$5

As of June 30, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)		Net Unrealized Appreciation/ (Depreciation) (3)
$ 40,196	$13		$(3)	$10

(3)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals.

For the fiscal year ended June 30, 2009, the Fund made the following tax basis distributions (amounts in thousands):

Fiscal Year Ended	Ordinary Income Distributions (4)	Long-Term Capital Gain Distributions	Return of Capital
6/30/2009	$23	$0	$0

(4)	Includes short-term capital gains, if any, distributed.

13.  SUBSEQUENT EVENTS

In accordance with the provision set forth in FAS 165, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through August 11, 2009, the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

14	PIMCO ETF Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the PIMCO 1-3 Year U.S. Treasury Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PIMCO 1-3 Year U.S. Treasury Index Fund, a fund of the PIMCO ETF Trust (the “Fund”) at June 30, 2009, and the results of its operations, the changes in its net assets and the financial highlights for the period June 1, 2009 (commencement of operations) through June 30, 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2009 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

August 11, 2009

Annual Report	June 30, 2009	15

Management of the Trust

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (49) Chairman of the Board and Trustee	02/2009 to present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	108	Chairman and Trustee, PIMCO Funds and PIMCO Variable Insurance Trust; Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Richard M. Weil* (46) Trustee	02/2009 to present	Managing Director and member of Executive Committee, PIMCO	108	Trustee, PIMCO Funds and PIMCO Variable Insurance Trust.

Independent Trustees

E. Philip Cannon (68) Trustee	02/2009 to present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	108	Trustee, PIMCO Funds and PIMCO Variable Insurance Trust.

Vern O. Curtis (75) Trustee	02/2009 to present	Private Investor; Formerly, Director, PCM Fund, Inc.	108	Trustee, PIMCO Funds and PIMCO Variable Insurance Trust.

J. Michael Hagan (70) Trustee	02/2009 to present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	108	Trustee, PIMCO Funds and PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (71) Trustee	02/2009 to present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	108	Trustee, PIMCO Funds and PIMCO Variable Insurance Trust.

Additional information about the Trustees and Executive Officers may be found in the Fund’s Statement of Additional Information, which is available without charge, upon request, by calling toll free 1-888-400-4ETF (1-888-400-4383) or by accessing the PIMCO ETFs website at www.pimcoetfs.com.

* Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

16	PIMCO ETF Trust

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (49) President	03/2009 to present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (44) Chief Legal Officer	02/2009 to present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (38) Chief Compliance Officer	02/2009 to present	Executive Vice President and Chief Compliance Officer, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (65) Senior Vice President	02/2009 to present	Managing Director and Co-Chief Investment Officer, PIMCO.

Richard M. Weil (46) Senior Vice President	05/2009 to present	Managing Director and member of Executive Committee, PIMCO.

Mohamed El-Erian (50) Senior Vice President	02/2009 to present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (46) Vice President - Senior Counsel, Secretary	11/2008 to present (since 02/2009 as Vice President - Senior Counsel)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (38) Vice President	02/2009 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Donald W. Suskind (36) Vice President	05/2009 to present	Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/2009 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (52) Treasurer	11/2008 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (32) Assistant Secretary	02/2009 to present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Stacie D. Anctil (39) Assistant Treasurer	02/2009 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

Erik C. Brown (41) Assistant Treasurer	02/2009 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (35) Assistant Treasurer	02/2009 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	June 30, 2009	17

Disclaimers	(Unaudited)

Neither the Trust, the Fund, PIMCO nor AGID guarantees the accuracy or the completeness of the Index or any data included therein and neither the Trust, the Fund, PIMCO nor AGID shall have liability for any errors, omissions or interruptions therein.

The Trust, the Fund, PIMCO and AGID make no warranty, express or implied, to the owners of shares of the Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Index or any data included therein. The Trust, the Fund, PIMCO and AGID make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Trust, the Fund, PIMCO or AGID have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The Fund is not issued, sponsored, endorsed or promoted by Merrill Lynch, any affiliate of Merrill Lynch or any other party involved in, or related to, making or compiling the Index. The Index is the exclusive property of Merrill Lynch and/or its affiliates. “Merrill Lynch” and “The Merrill Lynch 1-3 Year US Treasury Index” are service marks of Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Index makes any representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track the corresponding market performance. Merrill Lynch is the licensor of certain trademarks, trade names and service marks of Merrill Lynch and/or its affiliates and of the Index, which is determined, composed and calculated by Merrill Lynch and/or its affiliates without regard to PIMCO, the Fund or the shareholders of the Fund. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Index has any obligation to take the needs of PIMCO, the Fund or the shareholders of the Fund into consideration in determining, composing or calculating the Index. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Index is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be redeemable for cash. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Index has any obligation or liability in connection with the administration, marketing or trading of the Fund. Merrill Lynch and its affiliates do not provide investment advice to the Fund and is not responsible for the performance of the Fund.

NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE INDEX WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND/OR PROVIDED THEREWITH AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE INDEX MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PIMCO, THE FUND, SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE INDEX MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN AND/OR PROVIDED THEREWITH. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE INDEX HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN MERRILL LYNCH AND PIMCO.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Merrill Lynch trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Merrill Lynch to determine whether Merrill Lynch’s permission is required. Under no circumstances may any person or entity claim any affiliation with Merrill Lynch without the written permission of Merrill Lynch.

Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Index or the ability of the Index to track fixed income performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing of, prices of or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of shares of the Fund.

NYSE Arca does not guarantee the accuracy and/or the completeness of the Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust, on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of shares of the Fund or any other person or entity, from the use of the Index or any data included therein in connection with the rights licensed as described herein or for any other use.

NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

18	PIMCO ETF Trust

Privacy Policy	(Unaudited)

The Fund considers customer privacy to be a fundamental aspect of its relationship with shareholders and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. To ensure its shareholders’ privacy, the Fund has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Fund and certain service providers to the Fund, such as the Fund investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Fund’s internet website.

Respecting Your Privacy

As a matter of policy, the Fund does not disclose any personal or account information provided by shareholders or gathered by the Fund to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Fund. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Fund may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Fund reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Fund believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect its rights or property or upon reasonable request by the Fund in which a shareholder has chosen to invest. In addition, the Fund may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Fund may share shareholder information with its affiliates in connection with servicing its shareholders’ accounts or to provide shareholders with information about products and services that the Fund or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Fund shares may include, for example, a shareholder’s participation in the Fund or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Fund Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Fund takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Fund has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	June 30, 2009	19

Approval of Investment Management Agreement	(Unaudited)

On February 24, 2009, the Board of Trustees (the “Board”) of PIMCO ETF Trust (the “Trust”), including all of the Independent Trustees, approved the Trust’s Investment Management Agreement (the “Agreement”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of the PIMCO 1-3 Year U.S. Treasury Index Fund (the “Fund”) for an initial two-year term. Under the Agreement, PIMCO provides investment advisory services, as well as supervisory and administrative services, to the Fund for a single management fee (“unified fee”).

The information, material factors and conclusions that formed the basis for the Board’s approval of the Agreement are described below.

1.	Information Received
A.	Materials Reviewed

The Trustees received a variety of materials relating to the services proposed to be provided by PIMCO. The Board reviewed information relating to proposed fund operations, including the Fund’s compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services proposed to be provided by PIMCO to the Trust. In considering whether to approve the Agreement, the Board also reviewed comparative industry data with regard to fees and expenses of funds with investment objectives and policies similar to those of the Fund. The Board also received and reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, a memorandum outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and supervisory and administrative services to the Fund.

B.	Review Process

In connection with the approval of the Agreement, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreement. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreement are likely to benefit the Fund and its shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality of supervisory and administrative services to be provided by PIMCO to the Fund under the Agreement.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the Fund and its shareholders.

3.	Investment Performance

As the Fund had not yet commenced operations at the time of the Board meeting, the Board did not consider information about Fund performance.

4.	Management Fee and Total Expenses

PIMCO reported to the Board that, in proposing the management fee for the Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to potential investors.

The Board reviewed the proposed management fee and estimated total expenses of the Fund (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to the management fee, the Board reviewed data from Lipper that compared the average and median management fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds. The Board noted that the Fund’s total expense ratio was below the median expenses of comparable funds in the Lipper Expense Group. The Board compared the Fund’s total expenses to other funds in the

20	PIMCO ETF Trust

(Unaudited)

Lipper Expense Group, and found the Fund’s estimated total expenses to be reasonable. At the time the Board considered the Agreement, PIMCO did not manage any separate accounts with an investment strategy similar to that of the Fund; therefore, the Board did not consider the fees charged by PIMCO to comparable separate accounts.

The Board also considered the Fund’s unified fee structure, under which the Fund pays for the advisory and supervisory and administrative services it requires for a unified fee, and in return, PIMCO would provide or procure such services and bear the costs of various third party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs, as well as the costs of qualifying and listing Fund shares with any securities exchange or other trading system. The Board noted that the unified fee creates fund fees that are fixed, rather than variable. The Board concluded that the Fund’s proposed fees were reasonable in relation to the value of the services to be provided, and that the unified fee represents, in effect, a cap on fund fees that would be beneficial to the Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels.

The Board also considered that PIMCO has contractually agreed, until October 31, 2011, to waive a portion of the Fund’s management fee. The Board also noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for the Fund by waiving a portion of its management fee or reimbursing the Fund, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to the Fund exceeds 0.0049% in any year.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the management fee to be charged by PIMCO, as well as the estimated total expenses of the Fund, are reasonable and approval of the Agreement would likely benefit the Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Fund had not yet commenced operations at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the Fund was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee. The Board concluded that the Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Fund, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Fund. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Fund, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreement was fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders would likely receive reasonable value in return for the management fee and other amounts paid to PIMCO by the Fund, and that the approval of the Agreement was in the best interests of the Fund and its shareholders.

Annual Report	June 30, 2009	21

General Information

Investment Manager

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Co.,

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank & Trust Co.,

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Legal Counsel

Dechert LLP

1775 I Street N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

	(a)	The Board of Trustees has determined that J. Michael Hagan, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Hagan is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

	(a)	Fiscal Year Ended	Audit Fees
		June 30, 2009	$19,000
		June 30, 2008	N/A

	(b)	Fiscal Year Ended	Audit-Related Fees(1)
		June 30, 2009	$0
		June 30, 2008	N/A

	(c)	Fiscal Year Ended	Tax Fees (2)(3)
		June 30, 2009	$0
		June 30, 2008	N/A

	(d)	Fiscal Year Ended	All Other Fees(4)
		June 30, 2009	$0
		June 30, 2008	N/A

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO ETF Trust (the “Trust” or “Registrant”) annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1) Includes aggregate fees billed for review of the Registrant’s semi-annual reports to shareholders and additional Form N-1A filing review.
(2) There were no “Tax Fees” for the last fiscal year.

(3) Includes aggregate fees billed for review of the Registrant’s tax returns and tax consulting services.

(4) There were no “Other Fees” for the last fiscal year.

	(e)	Pre-approval policies and procedures

	(1)	The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

	(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity

Entity	June 30, 2009	June 30, 2008
PIMCO ETF Trust	$0	N/A
Pacific Investment Management Company LLC (“PIMCO”)	$1,044,513	$801,844

Totals	$1,044,513	$801,844

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser that provides ongoing services to the Registrant’s which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

E. Philip Cannon;

Vern O. Curtis;

J. Michael Hagan;

William J. Popejoy

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: August 20, 2009

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: August 20, 2009